accounting policy developments - Impacts of application of IFRS 15, Consolidated statements of income and other comprehensive income (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING REVENUES
Service	$ 11,882	$ 11,332
Equipment	2,213	1,973
Revenues arising from contracts with customers	14,095	13,305
Other operating income	273	103
Total	14,368	13,408
OPERATING EXPENSES
Goods and services purchased	6,368	5,904
Employee benefits expense	2,896	2,594
Depreciation	1,669	1,617
Amortization of intangible assets	598	552
Total	11,531	10,667
OPERATING INCOME	2,837	2,741
Financing costs	661	573
INCOME BEFORE INCOME TAXES	2,176	2,168
Income taxes	552	590
NET INCOME	1,624	1,578
Other comprehensive income	284	(160)
COMPREHENSIVE INCOME	1,908	1,418
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,600	1,559
Non-controlling interest	24	19
NET INCOME	1,624	1,578
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,898	1,395
Non-controlling interest	10	23
COMPREHENSIVE INCOME	$ 1,908	$ 1,418
NET INCOME PER COMMON SHARE
Basic	$ 2.68	$ 2.63
Diluted	$ 2.68	$ 2.63
Excluding effects of IFRS 15
OPERATING REVENUES
Service	$ 13,130	$ 12,478
Equipment	792	724
Revenues arising from contracts with customers	13,922	13,202
Other operating income	273	103
Total	14,195	13,305
OPERATING EXPENSES
Goods and services purchased	6,388	5,935
Employee benefits expense	2,906	2,595
Depreciation	1,669	1,617
Amortization of intangible assets	598	552
Total	11,561	10,699
OPERATING INCOME	2,634	2,606
Financing costs	661	573
INCOME BEFORE INCOME TAXES	1,973	2,033
Income taxes	497	553
NET INCOME	1,476	1,480
Other comprehensive income	284	(160)
COMPREHENSIVE INCOME	1,760	1,320
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,452	1,461
Non-controlling interest	24	19
NET INCOME	1,476	1,480
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,750	1,297
Non-controlling interest	10	23
COMPREHENSIVE INCOME	$ 1,760	$ 1,320
NET INCOME PER COMMON SHARE
Basic	$ 2.43	$ 2.46
Diluted	$ 2.43	$ 2.46
IFRS 15 effects
OPERATING REVENUES
Service	$ (1,248)	$ (1,146)
Equipment	1,421	1,249
Revenues arising from contracts with customers	173	103
Total	173	103
OPERATING EXPENSES
Goods and services purchased	(20)	(31)
Employee benefits expense	(10)	(1)
Total	(30)	(32)
OPERATING INCOME	203	135
INCOME BEFORE INCOME TAXES	203	135
Income taxes	55	37
NET INCOME	148	98
COMPREHENSIVE INCOME	148	98
NET INCOME ATTRIBUTABLE TO:
Common Shares	148	98
NET INCOME	148	98
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	148	98
COMPREHENSIVE INCOME	$ 148	$ 98
NET INCOME PER COMMON SHARE
Basic	$ 0.25	$ 0.17
Diluted	$ 0.25	$ 0.17
Allocation of transaction price (affecting timing of revenue recognition)
OPERATING REVENUES
Service	$ (1,248)	$ (1,146)
Equipment	1,421	1,249
OPERATING EXPENSES
Goods and services purchased		5
Income taxes	47	27
NET INCOME ATTRIBUTABLE TO:
Common Shares	$ 126	$ 71
NET INCOME PER COMMON SHARE
Basic	$ 0.21	$ 0.12
Diluted	$ 0.21	$ 0.12
Costs incurred to obtain or fulfill a contract with a customer
OPERATING EXPENSES
Goods and services purchased	$ (20)	$ (36)
Employee benefits expense	(10)	(1)
Income taxes	8	10
NET INCOME ATTRIBUTABLE TO:
Common Shares	$ 22	$ 27
NET INCOME PER COMMON SHARE
Basic	$ 0.04	$ 0.05
Diluted	$ 0.04	$ 0.05